Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 368,000.00
Previously Paid Amount	0.00
Total Fee Amount	50.82
Total Offset Amount	0.00
Net Fee	50.82
Narrative - Max Aggregate Offering Price	$ 368,000.00
Final Prospectus	true